LIMITED-TERM BOND FUND

ETABX Class A Shares ETCBX Class C Shares

ETNBX Class N Shares ETIBX Class I Shares

(the “Fund”)

MAY 11, 2020

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated November 1, 2019, as supplemented.

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Effective May 11, 2020, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) replaces Dana Investment Advisors, Inc. (“Dana Advisors”) as the sub-adviser of the Fund. Also, effective May 11, 2020, David M. Dirk, CFA and Director of Portfolio Management and Trading at Boyd Watterson replaces Joseph Veranth, Chief Investment Officer and Robert Leuty, CFA and Director of Fixed Income Fund of Dana Advisors as a Portfolio Manager of the Fund. Dolores S. Bamford, CFA will continue to serve as a co-portfolio manager. Accordingly, all references to Dana Advisors, Joseph Veranth and Robert Leuty are deleted in their entirety from the Prospectus and the following revisions to the Prospectus and Summary Prospectus are effective May 11, 2020.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY/ Eventide Limited-Term Bond Fund – Sub-Adviser” is deleted and replaced with the following:

Sub-Adviser. Boyd Watterson Asset Management, LLC (“Boyd Watterson”) is the Fund’s investment sub-adviser.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY/ Eventide Limited-Term Bond Fund – Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers. Dolores S. Bamford, CFA, serves as a co-portfolio manager of the Fund. Ms. Bamford is an employee of the Adviser and has served as a portfolio manager of the Fund since May 2019. Ms. Bamford provides oversight of the Fund’s sub-adviser, Boyd Watterson. Boyd Watterson manages assets of the Fund at the direction of the Adviser.

David M. Dirk, CFA, Director of Portfolio Management and Trading of the sub-adviser, has served as a co-portfolio manager since May 2020. Together, Ms. Bamford and Mr. Dirk are jointly and primarily responsible for the day to day management of the Fund.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND - Sub-Adviser: Limited-Term Bond Fund” is deleted and replaced with the following:

Sub-Adviser: Limited-Term Bond Fund

Boyd Watterson, an Ohio limited liability company, headquartered at 1301 E. 9th Street, Suite 2900, Cleveland, Ohio 44114 serves as sub-adviser to a portion of the Limited-Term Bond Fund’s portfolio. Through its predecessor firms, Boyd Watterson has been in continuous business since 1928 and provides investment advisory services to individuals, pooled investment vehicles and profit and non-profit organizations.

Subject to the oversight and approval of the Adviser, Boyd Watterson serves as sub-adviser to the Fund and is primarily responsible for the day-to-day management of the Fund’s assets. In addition, Boyd Watterson is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund and other mutual funds and investment products offered by the Advisor and sub-advised by Boyd Watterson (collectively, the “Sub-Advised Products”), the Adviser, and not the Fund, pays Boyd Watterson an annual fee of 0.15% of the first $100,000,000 and 0.07% thereafter of the average daily net assets of the Sub-Advised Products in the aggregate.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND - Portfolio Manager is amended as follows:

The fourth paragraph under the sub-heading “Portfolio Managers” is deleted and replaced with the following:

Dolores S. Bamford, CFA, and David M. Dirk, CFA, serve as co-portfolio managers of the Limited-Term Bond Fund.

The seventh paragraph under the sub-heading “Portfolio Managers” is deleted and replaced with the following:

David M. Dirk (Multi-Asset Income Fund and Limited-Term Bond Fund)

David M. Dirk, CFA, is Director of Portfolio Management and Trading at Boyd Watterson and has been responsible for directing the firm’s Portfolio Management and Trading activity since 2011. This includes the implementation, execution and evaluation of all strategies across Boyd Watterson’s suite of fixed income products. Mr. Dirk joined Duff & Phelps, predecessor to Boyd Watterson Asset Management, in 1996. David holds a CFA Charter from CFA Institute, an MBA from Case Western Reserve University, and a BA from Baldwin-Wallace University. He is also a member of the CFA Society of Cleveland and CFA Institute.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Advisory Fees” is revised to add the following as the last sentence of the third paragraph of that section:

The Trust’s annual report to shareholders for the period ending June 30, 2020, when available, will contain discussions regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and Boyd Watterson on behalf of the Limited-Term Bond Fund.

An Information Statement containing information regarding Boyd Watterson will be distributed to shareholders prior to August 9, 2020.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

LIMITED-TERM BOND FUND

ETABX Class A Shares ETCBX Class C Shares

ETNBX Class N Shares ETIBX Class I Shares

(the “Fund”)

MAY 11, 2020

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2019, and should be read in conjunction with such SAI.

______________________________________________________________________________________________________

Effective May 11, 2020, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) replaces Dana Investment Advisors, Inc. (“Dana Advisors”) as the sub-adviser of the Fund. Also, effective May 11, 2020, David M. Dirk, CFA and Director of Portfolio Management and Trading at Boyd Watterson replaces Joseph Veranth, Chief Investment Officer of Dana Advisors and Robert Leuty, CFA and Director of Fixed Income Fund of Dana Advisors as a portfolio manager of the Fund. Dolores S. Bamford, CFA will continue to serve as a co-portfolio manager Accordingly, all references to Dana Advisors, Joseph Veranth and Robert Leuty, are deleted in their entirety from the SAI and the following changes to the SAI are effective May 11, 2020:

The fourth paragraph of the section of the Fund’s SAI entitled “THE FUNDS” is deleted and replaced with the following:

Boyd Watterson serves as the investment sub-adviser to the Limited-Term Bond Fund.

The section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISER - Sub-Adviser - (Limited-Term Bond Fund)” is deleted and replaced with the following:

Sub-Adviser (Limited-Term Bond Fund)

Boyd Watterson Asset Management, LLC (“Boyd Watterson” or “Sub-Adviser”), has been retained to act as the Sub-Adviser to the Limited-Term Bond Fund under an Investment Sub-Advisory Agreement (“Boyd Watterson Sub-Advisory Agreement”) with the Adviser. Boyd Watterson is headquartered at 1301 E. 9th St., Suite 2900, Cleveland OH, 44114.

As compensation for the sub-advisory services it provides to the Fund and other mutual funds and investment products offered by the Adviser and sub-advised by Boyd Watterson (collectively, the “Sub-Advised Products”), the Adviser, and not the Fund, pays Boyd Watterson an annual fee of 0.15% of the first $100,000,000 and 0.07% thereafter of the average daily net assets of the Sub-

Advised Products managed by Boyd Watterson in the aggregate. The fee paid to the Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund. The Boyd Watterson Sub-Advisory Agreement will be effective for an initial two-year period and continues in effect for successive twelve-month periods thereafter, provided that the Board annually approves it for continuance. A discussion of the matters considered by the Board in connection with the approval of the Boyd Watterson Sub-Advisory Agreement for the Fund will be included in the Fund’s Annual Report to Shareholders dated June 30, 2020, when available.

The following information is added to the section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISER - Portfolio Managers”:

The last sentence of the first paragraph under the sub-heading “Portfolio Managers” is deleted and replaced with the following:

Ms. Bamford and Mr. Dirk of the Sub-Adviser are the portfolio managers responsible for the day-to-day management of the Limited-Term Bond Fund.

The table after the sixth paragraph under the sub-heading “Portfolio Managers” is amended to state the following:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
1Ms. Bamford*	3	$221.6	0	$0	0	$0
Mr. Dirk*	2	$276.7 million	0	$0	314	$1.29 billion
* As of March 31, 2020.

The third sentence of Footnote 1 to the table above is amended to state the following:

Ms. Bamford manages one portfolio model in which advisers have directed investments of $12.2 million as of March 31, 2020.

The table after the eighth paragraph under the sub-heading “Portfolio Managers” is amended to include the following:

Limited-Term Bond Fund
Ms. Bamford	None*
Mr. Dirk	None*

*As of March 31, 2020

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.